Balance Sheets (USD $)	Sep. 30, 2014	Dec. 31, 2013
Current assets:
Cash and equivalents	$ 77,210	$ 7,357
Inventory deposits	11,426
Current assets	88,636	7,357
Total Assets	88,636	7,357
Current liabilities:
Accounts payable (related party)	430,435	192,907
Accounts payable (non-related)	5,244	33,000
Convertible notes payable, net of unamortized debt discounts of $227,851 and $77,442, respectively	80,908	27,558
Accrued interest	13,177	1,973
Derivative liability	905,781
Total current liabilities	1,435,545	255,438
Total liabilities	1,435,545	255,438
Commitments and contingencies
Stockholders' (deficit):
Preferred stock, $0.001 par value, 5,000,000 shares authorized; no shares issued and outstanding
Common stock, $0.001 par value, 700,000,000 shares authorized; 243,206,213 and 229,331,250 shares issued and outstanding, respectively	266,206	229,331
Additional paid-in capital	1,113,250	486,852
Accumulated deficit	(2,726,365)	(964,264)
Total stockholders' (deficit)	(1,346,909)	(248,081)
Total liabilities and stockholders' (deficit)	$ 88,636	$ 7,357